UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94707


File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  Chief Executive Officer
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  July 30, 2002

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 128

Form 13F Information Table Value Total: 1,515,429

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Lend Lease Rosen Real Estate Investments, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    71460 2472650.00SH      SOLE               2002540.00         470110.00
                                                               968 33479.00 SH       DEFINED 01           23870.00           9609.00
Alexandria Real Estate Equitie COM              015271109      566 13330.00 SH       SOLE                 13090.00            240.00
                                                               433 10203.00 SH       DEFINED 01            6210.00           3993.00
Apartment Investment & Managem COM              03748R101     2727 70200.00 SH       SOLE                 70200.00
                                                               794 20447.00 SH       DEFINED 01           15590.00           4857.00
Archstone-Smith Trust          COM              039583109    71520 2994960.00SH      SOLE               2278377.00         716583.00
                                                              1364 57121.00 SH       DEFINED 01           40770.00          16351.00
Arden Realty Trust             COM              039793104    55538 2348320.00SH      SOLE               1837950.00         510370.00
                                                               612 25895.00 SH       DEFINED 01           18540.00           7355.00
AvalonBay Communities, Inc.    COM              053484101    82023 1962272.00SH      SOLE               1540072.00         422200.00
                                                               995 23814.00 SH       DEFINED 01           19000.00           4814.00
BRE Properties, Inc.           COM              05564E106    26060 847470.00SH       SOLE                628960.00         218510.00
                                                               547 17802.00 SH       DEFINED 01           11410.00           6392.00
Boston Properties, Inc.        COM              101121101    27710 744890.00SH       SOLE                554050.00         190840.00
                                                               790 21232.00 SH       DEFINED 01           16800.00           4432.00
Brandywine Realty Trust        COM              105368203    22833 1012550.00SH      SOLE                749270.00         263280.00
                                                               215  9540.00 SH       DEFINED 01            9540.00
CBL & Associates Properties, I COM              124830100    11235 289930.00SH       SOLE                215800.00          74130.00
                                                               508 13115.00 SH       DEFINED 01            8270.00           4845.00
Camden Property Trust          COM              133131102    37583 1133727.00SH      SOLE                880647.00         253080.00
                                                               511 15415.00 SH       DEFINED 01           10480.00           4935.00
CarrAmerica Realty Corp.       COM              144418100     5505 218730.00SH       SOLE                164460.00          54270.00
                                                               485 19252.00 SH       DEFINED 01           11740.00           7512.00
Catellus Development Corporati COM              149111106    29914 1621360.00SH      SOLE               1219290.00         402070.00
CenterPoint Properties Corp.   COM              151895109      192  3460.00 SH       SOLE                  3460.00
                                                               211  3810.00 SH       DEFINED 01            3810.00
Chelsea Property Group Inc.    COM              163421100    19825 587400.00SH       SOLE                587400.00
                                                               182  5384.00 SH       DEFINED                                 5384.00
Colonial Properties Trust      COM              195872106      153  4240.00 SH       SOLE                  4240.00
                                                               170  4690.00 SH       DEFINED 01            4690.00
Corporate Office Properties    COM              22002T108     4505 332500.00SH       SOLE                247300.00          85200.00
Cousins Properties, Inc.       COM              222795106      221  9600.00 SH       SOLE                  9600.00
                                                               248 10770.00 SH       DEFINED 01           10770.00
Crescent Real Estate Equities, COM              225756105      149  9490.00 SH       SOLE                  9490.00
                                                               168 10700.00 SH       DEFINED 01           10700.00
Developers Diversified Realty  COM              251591103      136  6200.00 SH       SOLE                  6200.00
                                                               154  6990.00 SH       DEFINED 01            6990.00
Duke Realty Corporation        COM              264411505      266 10800.00 SH       SOLE                 10800.00
                                                               302 12280.00 SH       DEFINED 01           12280.00
Equity Office Properties Trust COM              294741103   104797 4058762.00SH      SOLE               3178382.00         880380.00
                                                              1233 47736.00 SH       DEFINED 01           28909.00          18827.00
Equity Residential             COM              29476L107    88273 3687246.00SH      SOLE               2928626.00         758620.00
                                                              1456 60803.00 SH       DEFINED 01           46970.00          13833.00
Essex Property Trust, Inc.     COM              297178105    16435 332430.00SH       SOLE                246380.00          86050.00
                                                               250  5060.00 SH       DEFINED 01            5060.00
Federal Realty Investment Trus COM              313747206      161  5970.00 SH       SOLE                  5970.00
                                                               182  6740.00 SH       DEFINED 01            6740.00
Gables Residential Trust       COM              362418105    10585 396300.00SH       SOLE                294050.00         102250.00
                                                               184  6877.00 SH       DEFINED 01            3620.00           3257.00
General Growth Properties      COM              370021107      964 18720.00 SH       SOLE                 18440.00            280.00
                                                               812 15776.00 SH       DEFINED 01           11770.00           4006.00
Glenborough Realty Trust       COM              37803P105      150  7400.00 SH       SOLE                  7400.00
                                                               167  8240.00 SH       DEFINED 01            8240.00
Home Properties of New York, I COM              437306103    33120 1019070.00SH      SOLE                757890.00         261180.00
                                                               397 12230.00 SH       DEFINED 01           12230.00
IRT Property Company           COM              450058102      137 11650.00 SH       SOLE                 11650.00
                                                               154 13080.00 SH       DEFINED 01           13080.00
Kimco Realty Corp.             COM              49446R109      186  5965.00 SH       SOLE                  5965.00
                                                               209  6720.00 SH       DEFINED 01            6720.00
Liberty Property Trust         COM              531172104    54377 1754090.00SH      SOLE               1449560.00         304530.00
                                                               695 22431.00 SH       DEFINED 01           15490.00           6941.00
Macerich Company               COM              554382101    54002 1743120.00SH      SOLE               1459070.00         284050.00
                                                               667 21530.00 SH       DEFINED 01           14990.00           6540.00
Mack-Cali Realty Corporation   COM              554489104    22532 701270.00SH       SOLE                520380.00         180890.00
                                                               334 10390.00 SH       DEFINED 01           10390.00
New Plan Excel Realty          COM              648053106      177  9610.00 SH       SOLE                  9610.00
                                                               326 17660.00 SH       DEFINED 01           10750.00           6910.00
PS Business Pks Inc. CA Com    COM              69360J107      112  3280.00 SH       SOLE                  3280.00
                                                               222  6521.00 SH       DEFINED 01            3710.00           2811.00
Pan Pacific Retail Properties, COM              69806L104    55311 1604140.00SH      SOLE               1265110.00         339030.00
                                                               868 25161.00 SH       DEFINED 01           17660.00           7501.00
Post Properties, Inc.          COM              737464107    17619 678190.00SH       SOLE                492490.00         185700.00
                                                                75  2875.00 SH       DEFINED 01            1830.00           1045.00
Prentiss Property Trust        COM              740706106    40532 1400563.00SH      SOLE               1180413.00         220150.00
                                                               429 14823.00 SH       DEFINED 01            9060.00           5763.00
ProLogis                       COM              743410102    39758 1596070.00SH      SOLE               1230700.00         365370.00
                                                              1281 51435.00 SH       DEFINED 01           36510.00          14925.00
Reckson Associates Class B     COM              75621K304      284 11950.00 SH       SOLE                 11550.00            400.00
Reckson Associates Realty      COM              75621K106    13056 573390.00SH       SOLE                423490.00         149900.00
                                                               558 24510.00 SH       DEFINED 01           12750.00          11760.00
Regency Centers Corp           COM              758849103      263  8480.00 SH       SOLE                  8480.00
                                                               297  9590.00 SH       DEFINED 01            9590.00
SL Green Realty Corp           COM              78440X101    49979 1625870.00SH      SOLE               1302220.00         323650.00
                                                               525 17070.00 SH       DEFINED 01           10840.00           6230.00
Simon Property Group, Inc.     COM              828806109    91787 2568900.00SH      SOLE               1946880.00         622020.00
                                                              1834 51337.00 SH       DEFINED 01           38190.00          13147.00
Streettracks Wilshire Reit I   COM              86330E604      471  4000.00 SH       SOLE                  4000.00
Taubman Centers, Inc.          COM              876664103    19556 1374310.00SH      SOLE               1003730.00         370580.00
                                                               204 14357.00 SH       DEFINED 01            4370.00           9987.00
The Rouse Company              COM              779273101     1975 61810.00 SH       SOLE                 61810.00
                                                               606 18970.00 SH       DEFINED 01           13520.00           5450.00
United Dominion Realty Trust   COM              910197102    21158 1329860.00SH      SOLE               1065270.00         264590.00
                                                               694 43620.00 SH       DEFINED 01           29500.00          14120.00
Vornado Realty Trust           COM              929042109    92463 2343810.00SH      SOLE               1868880.00         474930.00
                                                              1538 38978.00 SH       DEFINED 01           28710.00          10268.00
Weingarten Realty Investors    COM              948741103      227  6195.00 SH       SOLE                  6195.00
                                                               255  6965.00 SH       DEFINED 01            6965.00
ALEXANDRIA RE Eq., Inc. PFD SE PFD              015271208     5294 200000.00SH       SOLE                                  200000.00
AMB PPTYS PFD SER A 8.5%       PFD              00163T208     8163 316009.00SH       SOLE                                  316009.00
AMLI Residential PPTYS PFD SER PFD                           20000 800000.00SH       SOLE                                  800000.00
AVALONBAY COMMUN PFD SER D 8%  PFD              053484309     3361 133700.00SH       SOLE                                  133700.00
AVALONBAY COMMUN PFD SER H 8.7 PFD              053484705     1238 45500.00 SH       SOLE                                   45500.00
BRE PROPERTIES PFD SER B 8.08% PFD              05564E403     1902 74000.00 SH       SOLE                                   74000.00
CARRAMERICA RLTY PFD SER B 8.5 PFD              144418209     3129 123417.00SH       SOLE                                  123417.00
CARRAMERICA RLTY PFD SER C 8.5 PFD              144418407     3557 141000.00SH       SOLE                                  141000.00
CARRAMERICA RLTY PFD SER D 8.4 PFD              144418506      399 15800.00 SH       SOLE                                   15800.00
CBL & ASSOCIATES PPTYS PFD SER PFD              124830308    10530 200000.00SH       SOLE                                  200000.00
CENTERPOINT PPTYS PFD SER A 8. PFD              151895208     4051 159300.00SH       SOLE                                  159300.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591608     3275 131000.00SH       SOLE                                  131000.00
DUKE REALTY CORP PFD SER B 7.9 PFD              264411885     4973 101500.00SH       SOLE                                  101500.00
EQUITY OFFICE PPTYS PFD SER C  PFD              294741608     5695 218700.00SH       SOLE                                  218700.00
EQUITY OFFICE PPTYS PFD SER E  PFD              294741707     2101 84000.00 SH       SOLE                                   84000.00
EQUITY OFFICE PPTYS PFD SER F  PFD              294741806     3140 125600.00SH       SOLE                                  125600.00
EQUITY OFFICE PPTYS PFD SER G  PFD              294741871    11909 475400.00SH       SOLE                 28600.00         446800.00
                                                              1025 40900.00 SH       DEFINED 01           40900.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L305     5308 199940.00SH       SOLE                                  199940.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L503     1276 47400.00 SH       SOLE                                   47400.00
FEDERAL REALTY PFD SER B 8.5%  PFD              313747503     8111 314399.00SH       SOLE                                  314399.00
Home PPTYS of NY, Inc PFD Ser  PFD                           27083 250000.00SH       SOLE                                  250000.00
PROLOGIS TRUST PFD SER C 8.54% PFD              743410409     9149 182980.00SH       SOLE                                  182980.00
PROLOGIS TRUST PFD SER D 7.92% PFD              743410508     7078 282800.00SH       SOLE                                  282800.00
PROLOGIS TRUST PFD SER E 8.75% PFD              743410607     2991 115500.00SH       SOLE                                  115500.00
SIMON PPTYS PFD SER F 8.75%    PFD              828806604     6826 256122.00SH       SOLE                                  256122.00
SIMON PPTYS PFD SER G 7.89%    PFD              828806505    13971 278300.00SH       SOLE                                  278300.00
TAUBMAN CENTERS PFD SER A 8.3% PFD              876664202     1253 52200.00 SH       SOLE                                   52200.00
VORNADO REALTY TRUST PFD Ser B PFD              929042307     4596 179200.00SH       SOLE                                  179200.00
VORNADO REALTY TRUST PFD Ser C PFD              929042406     7366 288400.00SH       SOLE                                  288400.00
</TABLE